Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 3,191	$ 2,622
Silver bullion	3,597,211	2,405,478
Prepaid assets	186
Total assets	3,600,588	2,408,100
Liabilities
Accounts payable	477	285
Total liabilities	477	285
Equity
Unitholders’ capital	4,036,786	2,280,830
Unit premiums and reserves	67	67
Retained earnings (deficit)	(348,165)	201,349
Underwriting commissions and issue expenses	(88,577)	(74,431)
Total equity (note 7)	3,600,111	2,407,815
Total liabilities and equity	$ 3,600,588	$ 2,408,100
Total equity per Unit	$ 8.32	$ 9.59